Business combination	12 Months Ended
Dec. 31, 2022
Business combination
Business combination

29          Business combination

(a)	Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd.

On 14 October 2021, the Group acquired 73% of the share capital of Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd. (“Guangzhou Pengai Xiuqi”), an aesthetic medical treatment provider operating in the PRC at the cash consideration for RMB7,300,000 and obtained control.

As a result of the acquisition, the Group is expected to increase its presence in Guangzhou. The goodwill of RMB6,300,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Other receivables	100
Inventories	400
Property, plant and equipment	500
Net identifiable assets acquired	1,000
Add: goodwill (Note 15)	6,300
Net assets acquired	7,300

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(7,300)
Cash and cash equivalents	—
Net outflow of cash and cash equivalents included in cash flows from investing activities	(7,300)

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2021.

For the year ended 31 December 2021, the revenue included in the consolidated statement of comprehensive income since 14 October 2021 contributed by Guang zhou Pengai Xiuqi was approximately RMB3,797,000. Guangzhou Pengai Xiuqi also contributed a loss of approximately RMB333,000 over the same period.

The following table sets out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2021:

2021
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	3,797
Loss after tax	(333)

29          Business combination (Continued)

(b)	Beijing AomeiYixin Investment Consultant Co., Ltd. (“Beijing Aomei”)

On 1 January 2021, the Group acquired 95% of the share capital of Beijing Aomei Yixin Investment Consultation Company (“Beijing Aomei”), an aesthetic medical treatment provider operating in the PRC at the cash consideration for RMB11,500,000 and obtained control.

As a result of the acquisition, the Group is expected to increase its presence in Beijing. The goodwill of RMB8,397,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	27
Intangible assets	2,419
Trade receivables and other receivables	1,113
Inventories	57
Property, plant and equipment	2,743
Trade payables and other payables	(122)
Lease liabilities	(2,362)
Deferred income tax liabilities	(600)
Current income tax liabilities	(9)
Non-controlling interest	(163)
Net identifiable assets acquired	3,103
Add: goodwill (Note 15)	8,397
Net assets acquired	11,500

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	—
Cash and cash equivalents	27
Net outflow of cash and cash equivalents included in cash flows from investing activities	27

Acquisition-related costs have been charged to general and administrative expenses in the consolidated statement of comprehensive income for the year ended 31 December 2021.

For the year ended 31 December 2021, the revenue included in the consolidated statement of comprehensive income since 1 January 2021 contributed by Beijing Aomei was approximately RMB4,877,000. Beijing Aomei also contributed a loss of approximately RMB7,566,000 over the same period.

(c)	Shenzhen Miaoyan Aesthetic Medical Clinic

On 30 May 2022, the Group acquired 100% of the share capital of Shenzhen Miaoyan Aesthetic Medical Clinic, an aesthetic medical treatment provider operating in the PRC at the cash consideration for RMB 1,000,000 and obtained control.

As a result of the acquisition, the Group is expected to increase its presence in Shenzhen. The goodwill of RMB778,698 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

29          Business combination (Continued)

(c)	Shenzhen Miaoyan Medical Beauty Clinic (Continued)

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Property, plant and equipment	2,832
Prepayments	430
Inventories	348
Trade and other receivables	109
Cash and cash equivalents	119
Trade payables and other payables	(3,617)
Net identifiable assets acquired	221
Add: goodwill (Note 15)	779
Net assets acquired	1,000

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(1,000)
Other payables	300
Cash and cash equivalents	119
Net outflow of cash and cash equivalents included in cash flows from investing activities	(581)

Acquisition-related costs have been charged to general and administrative expenses in the consolidated statement of comprehensive income for the year ended 31 December 2022.

For the year ended 31 December 2022, the revenue included in consolidated statement of the comprehensive income since 30 May 2022 contributed by Shenzhen Miaoyan Aesthetic Medical Clinic was approximately RMB1,113,000. Shenzhen Miaoyan Aesthetic Medical Clinic also contributed loss of approximately RMB1,223,000 over the same period, and de-registrated on 13 December 2022.

The following table sets out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2022:

2022
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	1,113
Loss after tax	(1,223)